INVESTMENTS - Analysis of investments including related gains and losses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS
Investments, beginning of year	$ 3,596,592	$ 7,501,155
Purchases of investments		174,500
Proceeds on disposal of investments	1,097,814
Realized losses on investments	(380,877)
Unrealized losses on investments	(1,191,882)	(4,079,063)
Investments, end of year	$ 926,019	$ 3,596,592